CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CLASS A ORDINARY SHARES
Weighted average remaining period, outstanding	5 years 6 months
Pre-funded warrants
CLASS A ORDINARY SHARES
Warrants Outstanding		1,470,000
Issued	1,175,000
Exercised		(1,470,000)
Warrants Outstanding	1,175,000		1,470,000
Weighted average exercise price outstanding per share		$ 0.01
Issued	$ 0.01
Exercised		$ 0.01
Weighted average exercise price outstanding per share	$ 0.01		$ 0.01
Weighted average remaining period, outstanding	5 years 2 months 19 days		5 years 5 months 15 days
Issued		5 years 6 months